Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity
Shareholders' Equity

21.Shareholders’ Equity

Class A shares have a nominal value of €0.01 (2022: €0.12) per share and are freely transferrable (subject to any lock-up as may be contractually agreed from time to time) and each Class A share confers the right to cast one (2022: twelve) votes in Lilium’s shareholders meeting, subject to a so-called voting cap as defined in Article 1 of Lilium’s articles of association and as may be elected by a certain shareholder to apply it.

Class B shares have a nominal value of €0.03 (2022: €0.36) per share and may only be transferred to (i) permitted transferees or (ii) Lilium. One Class B share will be converted into one Class A share and one Class C ordinary share, nominal value €0.02 (2022: €0.24) per share (a “Class C share”) upon the occurrence of certain conversion events. A conversion event is triggered in respect of Class B shares (i) at the discretion of the Class B holder or (ii) in case the holder of Class B shares is not qualified to hold such Class B shares anymore as defined in Lilium’s articles of association.

The result of the conversion of Class B shares is that a Lilium shareholder acquires one Class A share for each converted Class B share, and one Class C share is transferred immediately to Lilium treasury. The Class B share is immediately canceled. During the year the conversion of 350,000 (2022: 525,000) Class B shares and the transfer of 350,000 (2022: 525,000) Class C shares to the Group were conducted.

If a Class C share is held by anyone else other than Lilium (regardless of the consequence of conversion), such holder of Class C shares (a transferor) must notify Lilium of this fact by written notice within three days after the occurrence of such event, following the failure of which Lilium is irrevocably empowered and authorized to offer and transfer the relevant Class C shares. The transferor, other than Lilium itself, must transfer such Class C shares to Lilium for no consideration. As of year-end no (2022: 525,000) Class C shares were issued and held in treasury.

Each Class B share confers the right to cast three (2022: thirty-six) votes and each Class C share confers the right to cast two (2022: twenty-four) votes in Lilium’s shareholders meeting.

The holders of Class A shares and Class B shares shall be entitled pari passu to the profits of Lilium, pro rata to the total number of Class A shares and Class B shares held as a percentage of the total number of Class A shares and Class B shares issued and outstanding, provided that out of the profit of any fiscal year, the holders of Class C shares shall be entitled to a maximum amount per fiscal year equal to one-tenth of a percent (0.1%) of the nominal value of one Class C share.

		Supervoting	Ordinary
	Common shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2021	173,014,206	24,413,065	—	197,427,271
Issued shares – convertible loans	20,533,259	—	—	20,533,259
Reorganization as of September 14, 2021	22,697,450	—	—	22,697,450
Capital increase 2021 PIPE	45,000,000	—	—	45,000,000
Issued as of December 31, 2021	261,244,915	24,413,065	—	285,657,980
Treasury shares	(375,000)	—	—	(375,000)
Treasury shares (due to consolidation)	(879,691)	—	—	(879,691)
Outstanding as of December 31, 2021	259,990,224	24,413,065	—	284,403,289

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2022	261,244,915	24,413,065	—	285,657,980
Issued shares for share-based payment awards exercised	10,857,264	—	—	10,857,264
Exercise of Reorganization Warrants	10	—	—	10
Issued shares – ELOC	5,618,697	—	—	5,618,697
Capital increase RDO & 2022 PIPE	91,524,935	—	—	91,524,935
Conversion of Class B Shares	525,000	(525,000)	525,000	525,000
Repurchase of Class B Shares	50,000	—	—	50,000
Issued as of December 31, 2022	369,820,821	23,888,065	525,000	394,233,886
Treasury shares	—	(425,000)	(525,000)	(950,000)
Outstanding as of December 31, 2022	369,820,821	23,463,065	—	393,283,886

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2023	369,820,821	23,888,065	525,000	394,233,886
Issued shares for share-based payment awards	19,449,259	—	—	19,449,259
Issued shares – CMPO & 2023 PIPE	89,838,455	—	—	89,838,455
Exercise of May 2023 Warrants	24,007,607	—	—	24,007,607
Conversion of Class B shares	350,000	(350,000)	350,000	350,000
Cancellation of issued shares	—	(425,000)	(875,000)	(1,300,000)
Issued as of December 31, 2023	503,466,142	23,113,065	—	526,579,207
Treasury shares	—	—	—	-
Outstanding as of December 31, 2023	503,466,142	23,113,065	—	526,579,207

As of December 31, 2023, there were 130,664,910 (2022: 196,385,439) shares with a par value each of €0.01 (2022: €0.12) authorized for issue by the management.

Reduction in nominal value of Class A, B and C shares

In May 2023, an extraordinary general meeting (“EGM”) of shareholders was held and the shareholders approved the proposed reduction of subscribed capital by reducing the nominal value of each Class A Share, Class B Share and Class C Share from €0.12, €0.36, and €0.24 per share respectively, to €0.01, €0.03, and €0.02 per share respectively. The reduction of subscribed capital was effective as of August 1, 2023. The difference between the prior nominal value per issued ordinary share and the reduced nominal value per issued ordinary share was added to reserves of the Company. The impact of the transaction resulted in a reduction from the subscribed capital and treasury shares by €60,152 thousand and €169 thousand respectively and increase to share premium by €59,983 thousand.

2021 convertible loans and Reorganization

On March 26, 2021, the convertible loan of €85,900 thousand and the accrued interest were converted into shares. In order to facilitate the transaction, the Group issued 20,533,259 shares, subscribed capital increased by €2,464 thousand, share premium by €127,813 thousand and other capital reserves decreased by €34,084 thousand due to the conversion as described above.

On March 30, 2021, Lilium entered into the Business Combination Agreement leading to the Reorganization, as described in note 1. Concurrently, Lilium entered into Subscription Agreements with certain investors for PIPE Financing (“2021 PIPE”). As a result of the Reorganization and the 2021 PIPE, the Group has increased shareholders’ equity by €164,868 thousand and €381,208 thousand, respectively. Subscribed capital increased by €2,724 thousand, share premium by €51,116 thousand (net of €2,227 thousand transaction costs) and other capital reserves by the IFRS 2 share listing expense of €111,109 thousand. The amounts related to the Reorganization also reflect the impact of (i) the conversion of the convertible loan into 274,272 Lilium N.V. shares, which increased subscribed capital by €33 thousand and share premium by €2,023 thousand, and (ii) the additional 293,230 Lilium N.V. shares related to the success fee, which increased subscribed capital by €35 thousand and share premium by €1 thousand. Additionally, the reserve for treasury shares decreased by €81 thousand. From the 2021 PIPE capital increase, subscribed capital increased by €5,400 thousand and share premium by €375,808 thousand. For the Reorganization, Lilium’s total transaction costs amounted to €29,029 thousand.

Share Purchase Agreement (“ELOC”)

On June 3, 2022, the Group had entered into a Share Purchase Agreement and a Registration Rights Agreement with Tumim Stone Capital LLC (“Tumim Stone”), pursuant to which (a) the Group agreed to issue 262,697 (the “Commitment Shares”) of the Group’s Class A shares to Tumim Stone and (b) Tumim Stone had committed to purchase, subject to certain limitations, up to US$75 million of Class A shares. While the Group had the right, but not the obligation, to sell the Class A shares to Tumim Stone, the latter was obligated to purchase the Class A shares up to the total committed amount as and when the Group required funding via a purchase notice to Tumin Stone. Under this Agreement, the Group issues Class A shares at a discount to the volume-weighted average price on the date of the purchase notice.

The Group determined that the right to issue Class A shares represents a freestanding purchased put option, and the purchased put option was classified as a derivative asset with a fair value at the inception of €696 thousand equal to the market value of the Commitment Shares paid as consideration. The issuance of the Commitment Shares resulted in a €31 thousand increase in subscribed capital and a €665 thousand increase in share premium.

As all shares were issued at a discount to the market value, the put option was immediately considered to have a fair value of nil and a €696 thousand fair value loss was recognized in financial expenses.

Between July 5, 2022, and October 31, 2022, Lilium N.V. issued 5,356,000 Class A shares under this Share Purchase Agreement for cash proceeds of €12,498 thousand. Lilium N.V. recorded the issued Class A shares at fair value net of equity issuance cost (represented by the discount) by increasing subscribed capital by €643 thousand and share premium by €11,855 thousand.

The agreement was terminated on November 17, 2022.

Registered Direct Offering (“RDO”)

In November 2022, the Group entered into securities purchase agreements (“RDO Securities Purchase Agreement”) with certain investors in a registered direct offering for the purchase and sale of 22,499,997 Class A shares and warrants to purchase up to 11,249,997 Class A shares at US$1.30 per share for aggregate gross cash proceeds of €28,217 thousand (the “Registered Direct Offering”).

€8,541 thousand were recognized as a derivative liability for issued warrants. Details of the warrants (“RDO Warrants”) are disclosed in note 24.

2022 Private Placement (“2022 PIPE”)

In November 2022, the Group entered into securities purchase agreements (“2022 PIPE Securities Purchase Agreement”) with certain investors for the purchase and sale of 69,024,938 Class A shares and warrants to purchase up to 34,512,464 Class A shares at US$1.30 per share for aggregate cash proceeds of €85,754 thousand and a non-cash contribution of €975 thousand. Each Class A Share sold in the 2022 PIPE will also be accompanied by a 2022 PIPE Warrant to purchase 0.5 Class A Share. Under the 2022 PIPE agreement, the 2022 PIPE transaction concluded concurrently with the RDO transaction and the purchase price of the 2022 PIPE transaction was determined in connection with the pricing of the RDO transaction. The terms and pricing of the 2022 PIPE transaction is similar with the RDO transaction.

The contribution from two investors, who are also suppliers of the Group, was accounted for as an IFRS 2 share-based payment in exchange for non-recurring cost (“NRC”) supplies. The share-based payments resulted in €11,916 thousand recognized in other capital reserves.

The closing of the 2022 PIPE occurred in November 2022. €26,009 thousand were recognized as a derivative liability for issued warrants. Details of the 2022 PIPE Warrants are disclosed in note 24.

May 2023 Warrants

During the year ended December 31, 2023, €82,829 thousand was recognized as an increase in other capital reserves in relation to the May 2023 Warrants derivative financial instrument, as described in note 24. The May 2023 Warrants were issued to Aceville as described in note 31. Management has concluded that the financial asset of €82,829 thousand recognized at inception of the contract represents an equity contribution from Tencent Holdings Limited.

During the year a total of 24,007,607 Class A shares were issued upon exercise of some May 2023 Warrants. Proceeds of €1,091 thousand were received from the payment of the strike price of US$0.05 per share. The receipt of the strike price and the conversion of the remaining warrant liability (note 24) to equity resulted in an increase of €2,453 thousand in subscribed capital and €24,231 thousand in share premium.

Confidentially marketed public offering (“CMPO”)

In July 2023, the Company entered into an underwriting agreement with B. Riley Securities, Inc., which acted as the sole underwriter for the purchase and sale, in a confidentially marketed public offering (the “CMPO” or “2023 Public Offering”) of 57,692,308 Class A Shares at a price of US$1.30 per share. The transaction includes an over-allotment option to purchase additional 8,653,846 Class A shares of Lilium at a purchase price of US$1.30 per share exercisable within 30-days from the date of signing of underwriting agreement. The option expired without being exercised. The issue of CMPO shares were subject to a 6% underwriter’s fee.

Gross proceeds of €66,785 thousand were received from the transaction, of which €63,473 thousand was recognized in equity and €3,312 thousand recognized as a derivative financial liability in relation to the over-allotment option (refer to note 29). Transaction costs of €5,561 thousand were incurred, including the 6% underwriter’s fee, and were allocated proportionally between the issue of Class A Shares and the over-allotment option. €5,287 thousand transaction costs were recognized as deduction from share premium in relation to the issue of Class A shares, and €274 thousand were recognized in general and administrative expenses in relation to the over-allotment option.

The transaction resulted in an increase in subscribed capital of €6,923 thousand and a net increase in share premium of €51,263 thousand.

2023 Private Placement (“2023 PIPE”)

Concurrent with the CMPO, the Group also entered into securities purchase agreements with certain investors for the purchase and sale of 32,146,147 Class A shares at a purchase price of US$1.30 per share, together with warrants to purchase up to 8,036,528 Class A shares at an exercise price of US$2.00 per share. The expiry term of the 2023 PIPE Warrants (“2023 PIPE Warrants”) is 18 months from the date of issuance.

Gross proceeds of €37,624 thousand were received, of which €33,072 thousand were recognized in equity and €4,552 thousand recognized as a warrant liability (note 24). Transaction costs of €940 thousand were incurred and allocated proportionally between the issue of Class A shares and the issue of the 2023 PIPE Warrants. €825 thousand transaction costs were recognized as deduction from share premium in relation to the issue of Class A shares, and €115 thousand were recognized in general and administrative expenses in relation to the issue of 2023 PIPE Warrants.

The transaction resulted in an increase in subscribed capital of €2,123 thousand and a net increase in share premium of €30,124 thousand.

Share-based payments

During the year ended December 31, 2023, a total of 19,449,259 (2022: 10,857,264) shares have been issued due to the distribution or exercise of vested share-based payment awards; €1,471 thousand (2022: €1,303 thousand) have been added to subscribed capital, thereof €1,179 thousand (2022: €1,227 thousand) is transferred from other capital reserves, and nil (2022: €207 thousand) to share premium. A further €331 thousand (2022: €845 thousand) is deducted from other capital reserves in relation to net settlement of employee income taxation obligations.

During the year ended December 31, 2023, €22,805 thousand (2022: €27,380 thousand) was recognized in other capital reserves in relation to equity-settled share-based payment arrangements, as described in note 22.

Treasury Shares

The reserve for treasury shares represents the nominal amount of own shares held in treasury. Payments for treasury shares above or below nominal value are deducted from or added to share premium, respectively. The movement of treasury shares during years are as follows:

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
At January 1, 2022	1,254,691	—	—	1,254,691
Repurchase of Class B shares for Class A shares held in treasury	(375,000)	375,000	—	—
Repurchase of Class B shares for newly issued Class A shares	—	50,000	—	50,000
Conversion of Class B shares	—	—	525,000	525,000
Treasury shares sold by Stichting JSOP	(879,691)	—	—	(879,691)
At December 31, 2022	—	425,000	525,000	950,000
Conversion of Class B shares	—	—	350,000	350,000
Cancellation of issued shares	—	(425,000)	(875,000)	(1,300,000)
At December 31, 2023	—	—	—	—

During 2022, the Group repurchased 375,000 class B shares for no consideration against the transfer of 375,000 class A shares held in treasury, increasing the treasury share reserve by €90 thousand due to the difference in nominal capital between class B and class A shares. Additionally, the Group repurchased 50,000 Class B shares for no consideration and issued and transferred 50,000 Class A shares, increasing treasury reserve by € 18 thousand. As there was no consideration paid by the Group the share premium increased by €108 thousand and the subscribed capital increased by €6 thousand.

In December 2022, the Group sold 879,691 shares held in treasury resulting in total consideration of €983 thousand of which €877 thousand was recognized in share premium. The sale was triggered due to the settlement of JSOP with a related party. Further details are in note 30.

During 2023, a shareholder converted 350,000 (2022: 525,000) Class B shares into 350,000 (2022: 525,000) Class A shares and 350,000 (2022: 525,000) Class C shares and transferred the Class C shares back to the Group for no consideration in line with the articles of association, increasing treasury share reserve by €84 thousand (2022: €126 thousand). As no consideration was paid for these Class C shares by the Group, the nominal amount of €84 thousand (2022: €126 thousand) has been recorded in share premium.

During 2023 the Group cancelled 425,000 Class B shares and 875,000 Class C shares. All shares were held in treasury at the point of cancellation. The cancellation of the Class B and Class C shares resulted in a decrease of €194 thousand in subscribed capital and a reduction in treasury shares reserve by €194 thousand.